Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, at January 1,		$ 1,022,624
Acquired other intangible assets			$ 288,029
Net translation differences	[1]	29,964
Balance, at December 31,		$ 1,340,617

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.